Debt and Interest Expense - Debt Activity Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Beginning Balance	$ 1,168,278	[1]	$ 669,178
Other	(109)		4,100
Ending Balance	1,418,169	[1]	1,168,278	[1]
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings	710,000		374,000
Repayments	(710,000)		(374,000)
Swingline [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings			20,000
Repayments			(20,000)
Senior Notes 4 Percent Due 2022 [Member]
Debt Instrument [Line Items]
Borrowings			670,000
Ending Balance	673,278		673,617
Note Payable To Anadarko [Member]
Debt Instrument [Line Items]
Repayments			(175,000)
Senior Notes 2 Point 6 Percent Due 2018 [Member]
Debt Instrument [Line Items]
Beginning Balance	0
Borrowings	250,000
Ending Balance	$ 249,718

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.